Earnings/ (Loss) per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings/ (Loss) Per Share

11.        Earnings/ (Loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 201,015 as at December 31, 2016, and 121,569 as at December 31, 2015 (Note 9), received dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during the years ended December 31, 2016, 2015 and 2014 amounted to $374, $739 and $7,534, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued as determined in accordance with the antidilution sequencing provisions of ASC 260. For the years ended December 31, 2016 and 2015, and on the basis that the Company incurred losses, the effect of the incremental shares assumed issued would have been anti-dilutive and therefore basic and diluted losses per share is the same amount. For 2014, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provision of ASC 260, was anti-dilutive.

	2016		2015		2014
	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$(149,014)	$(149,014)	$(17,531)	$(17,531)	$3,238	$3,238
Less distributed earnings allocated to restricted shares	-	-	-	-	(50)	(50)
Net income / (loss) available to common stockholders	(149,014)	(149,014)	(17,531)	(17,531)	3,188	3,188

Weighted average number of common shares, basic	9,150,574	9,150,574	9,109,555	9,109,555	6,455,634	6,455,634
Weighted average number of common shares, diluted	9,150,574	9,150,574	9,109,555	9,109,555	6,455,634	6,455,634

Earnings / (loss) per common share, basic and diluted	$(16.28)	$(16.28)	$(1.92)	$(1.92)	$0.49	$0.49